Lease Liability - Summary of Lease Liability Balance (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Current portion	$ 71,859	$ 53,316
Non-current portion	0	0
Present value of lease liabilities	$ 71,859	$ 53,316